Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

January 11, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Sun Life (N.Y.) Variable Account C ("Registrant") of
Sun Life Insurance and Annuity Company New York ("Depositor")
Registration Statement on Form N-4 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-4 for Sun Life (N.Y.) Variable Account C.

The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

On behalf of Registrant, we hereby request that the Prospectus, which is part of the Registration Statement, be given selective review.  The basis for this request is that the Contracts are simply a revised version of certain flexible premium deferred annuity contracts issued by the Sun Life Assurance Company of Canada (U.S) (File No. 333-168712) (the "existing contracts").  The differences between the Registration Statement and the Form N-4 registration statement for the existing contracts are limited.  The principal substantive differences are:

1)	The Contracts will be issued by a New York insurance company and minor changes have been made to conform to New York insurance law.

2)	The Contracts offer only one optional living benefit rider whereas the existing contracts offer three optional living benefit riders.

3)	The Contracts are offered only on an individual basis; there are no group contracts.

Moreover, the enclosed Registration Statement does not present any novel disclosure or regulatory issues.  A courtesy copy of the Prospectus, to be provided to the Commission Staff under separate cover, has been marked to show the differences from the prospectus for the existing contracts.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to the Commission Staff's comments; to add certain exhibits, independent auditor's opinions, and additional fund investment options; and to otherwise complete the Registration Statement.

Should you have any questions regarding this filing or require any additional copies of the documents, please contact the undersigned at (781) 263-6402 or Elizabeth Love, Esquire, at (781) 263-6302.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
Assisant Vice President and Senior Counsel

cc:  Rebecca A. Marquigny, Esquire